Consumer Products Fund Average Annual Total Returns - Investor Class and Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Consumer Staples Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.87%	8.56%	8.43%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	4.94%	4.09%	5.26%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.12%	1.57%	3.33%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.72%	2.77%	3.74%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	4.70%	3.84%	4.98%